Acquisitions - Purchase Price Allocation of Crackerbox Acquisition (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Acquisitions [Abstract]
Inventories	$ 3	$ 3
Property and equipment	38	56
Other assets	2	2
Goodwill	18
Total consideration	$ 61	$ 61